PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2015
Prepayments and Other Current Assets [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]	The components of prepaids and other were as follows:
	December 31, 2015	December 31, 2014
Property taxes, insurance and licenses	$2.6	$3.1
Other	2.9	1.5
	$5.5	$4.6